Acquisition of Entities under Common Control - Narrative (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended		6 Months Ended
	May 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Aug. 31, 2014
Business Acquisition [Line Items]
Return of capital				$ 746	$ 0
Net loss		$ 27,413	$ 37,477	$ 46,566	33,764
Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%
Entities Under Common Control | Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%					50.00%
Purchase price of acquisition	$ 39,000
Ownership percentage after acquisition	100.00%
Net loss			(400)		(1,300)
Revenues			$ 3,200		$ 8,600
Entities Under Common Control | Teekay Tanker Operations Limited | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Purchase price of acquisition	39,000
Net assets acquired	13,300
Return of capital	25,700
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Limited | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Class B | Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Limited
Business Acquisition [Line Items]
Stock issued during period, shares, new issues (in shares)	13.8